Segments of Operations (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment reporting information, by segment
The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	2019	2018	2017
Assets
Annuity	$45,217	$40,115	$37,392
Run-off life	676	686	728
Total assets	$45,893	$40,801	$38,120

Revenues
Annuity:
Net investment income	$1,792	$1,638	$1,458
Other income	108	108	106
Total annuity	1,900	1,746	1,564
Run-off life	49	50	47
Total revenues before realized gains (losses)	1,949	1,796	1,611
Realized gains (losses) on securities	132	(105)	(13)
Total revenues	$2,081	$1,691	$1,598

Earnings Before Income Taxes
Annuity	$363	$363	$385
Run-off life	2	(2)	9
Total earnings before realized gains (losses) and income taxes	365	361	394
Realized gains (losses) on securities	132	(105)	(13)
Total earnings before income taxes	$497	$256	$381